Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Principal Accounting Policies [Abstract]
Estimated useful lives of property and equipment
Estimated Useful Lives
Computer, equipment and furniture	5 years
Motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets